Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Bank Borrowings

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Total bank borrowings	1,086,248	903,840	145,673

Comprised of:
Short-term	487,964	322,128	51,918
Long-term, current portion	273,310	246,233	39,686

	761,274	568,361	91,604
Long-term, non-current portion	324,974	335,479	54,069

	1,086,248	903,840	145,673

Schedule of Maturities of Long-Term Debt

As of December 31, 2014, the maturity profile of these long-term bank borrowings are as follows:

	RMB	US$
Within one year	246,233	39,686
Between one and two years	196,783	31,716
Between two and three years	49,147	7,921
Between three and four years	67,310	10,848
Between four and five years	22,239	3,584

	581,712	93,755